CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenues	€ 7,145,768	€ 6,676,668	€ 5,970,146
Cost of sales	3,452,971	3,329,483	2,995,877
Selling, general and administrative costs	642,490	561,144	462,580
Research and development costs	918,861	894,092	881,559
Other expenses, net	34,302	12,443	18,898
Result from investments	12,572	8,245	6,137
Operating profit (EBIT)	2,109,716	1,887,751	1,617,369
Financial income	168,145	147,100	132,319
Financial expenses	214,226	145,895	147,334
Financial expenses/(income), net	46,081	(1,205)	15,015
Profit before taxes	2,063,635	1,888,956	1,602,354
Income tax expense	464,119	363,043	344,897
Net profit	1,599,516	1,525,913	1,257,457
Net profit attributable to:
Owners of the parent	1,596,919	1,521,877	1,252,048
Non-controlling interests	€ 2,597	€ 4,036	€ 5,409
Basic earnings per common share (in € per share)	€ 8.97	€ 8.47	€ 6.91
Diluted earnings per common share (in € per share)	€ 8.96	€ 8.46	€ 6.90